Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 25, 2025	Sep. 23, 2020	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000132742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2010 Lifetime Blend Portfolio (Class R6/JRLHX)
Accumulated Value			$ 1,000,000				$ 1,069,828.08			$ 1,114,940.098357		$ 1,182,973.34178		$ 1,278,678.475842		$ 1,426,648.900856		$ 1,279,165.760905	$ 1,336,265.814515	$ 1,496,562.658105	$ 1,600,266.608323	$ 1,734,803.21445
C000132740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2010 Lifetime Blend Portfolio (Class R4/JRLFX)
Accumulated Value			10,000				10,683.489			11,107.349054		11,763.437393		12,695.546998		14,137.621867		12,642.123585	13,172.047398	14,734.7874	15,733.249158	17,018.344568
C000228330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2010 Lifetime Blend Portfolio (Class A/JHANX)
Accumulated Value			9,500				10,149.31455			10,572.628149		11,212.655304		12,113.839621		13,510.94207		12,062.594616	12,547.508748	13,999.550502	14,909.277552	16,086.093815
C000132735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2010 Lifetime Blend Portfolio (Class 1/JRLDX)
Accumulated Value			10,000				10,683.489			11,129.082262		11,802.795057		12,751.410128		14,222.044285		12,745.517336	13,309.58652	14,902.321713	15,929.015081	17,246.764836
C000132750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2015 Lifetime Blend Portfolio (Class 1/JRLIX)
Accumulated Value			10,000				10,798.3618			11,351.703334		11,957.071964		13,004.73363		14,720.183231		13,071.162065	13,686.776153	15,450.015193	16,561.244249	18,128.894532
C000228331 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2015 Lifetime Blend Portfolio (Class A/JHAOX)
Accumulated Value			9,500				10,258.44371			10,784.118167		11,359.218366		12,354.496949		13,972.292874		12,358.313084	12,889.396635	14,500.20696	15,501.462201	16,895.923826
C000132747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2015 Lifetime Blend Portfolio (Class R4/JRLKX)
Accumulated Value			10,000				10,798.3618			11,338.979948		11,928.27592		12,936.567597		14,618.230311		12,949.989974	13,526.038162	15,241.363522	16,307.944082	17,808.143006
C000132749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2015 Lifetime Blend Portfolio (Class R6/JRLLX)
Accumulated Value			1,000,000				1,080,377.72			1,136,278.926494		1,197,499.351133		1,303,029.496376		1,475,564.309566		1,312,106.695918	1,372,644.359749	1,550,057.764754	1,663,772.714977	1,821,887.075576
C000132758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2020 Lifetime Blend Portfolio (Class R6/JRTAX)
Accumulated Value			1,000,000				1,096,208.59			1,166,578.669999		1,216,955.456674		1,338,261.406222		1,544,432.994916		1,360,359.949193	1,427,500.460071	1,622,349.876169	1,747,011.467783	1,937,409.966822
C000132756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2020 Lifetime Blend Portfolio (Class R4/JRLPX)
Accumulated Value			10,000				10,956.9515			11,641.710786		12,121.703295		13,292.6705		15,297.766295		13,436.013604	14,064.516865	15,937.659741	17,140.114093	18,938.111204
C000228332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2020 Lifetime Blend Portfolio (Class A/JHAPX)
Accumulated Value			9,500				10,418.194855			11,072.679712		11,545.272201		12,691.284552		14,630.086277		12,829.523521	13,408.786387	15,183.36726	16,285.323977	17,979.4377
C000132751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2020 Lifetime Blend Portfolio (Class 1/JRLOX)
Accumulated Value			10,000				10,966.5209			11,655.452328		12,152.918106		13,359.246896		15,412.510241		13,569.553472	14,220.040142	16,158.422162	17,409.126696	19,285.112427
C000132759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2025 Lifetime Blend Portfolio (Class 1/JRTBX)
Accumulated Value			10,000				11,149.9077			12,022.678433		12,381.795597		13,859.721884		16,466.718384		14,308.992884	15,088.240032	17,298.97047	18,712.869472	20,970.870592
C000228333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2025 Lifetime Blend Portfolio (Class A/JHAUX)
Accumulated Value			9,500				10,592.412315			11,421.544511		11,762.705817		13,166.735789		15,631.422723		13,542.583668	14,226.725201	16,254.223611	17,533.159401	19,565.690729
C000132764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2025 Lifetime Blend Portfolio (Class R4/JRTDX)
Accumulated Value			10,000				11,149.9077			12,010.129769		12,362.930454		13,813.886995		16,369.670342		14,193.1575	14,947.843877	17,089.727601	18,464.562862	20,636.969645
C000132766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2025 Lifetime Blend Portfolio (Class R6/JRTFX)
Accumulated Value			1,000,000				1,114,555.34			1,203,309.555107		1,239,983.133278		1,388,580.4924		1,650,240.642933		1,434,723.043524	1,513,569.324423	1,735,766.886319	1,879,831.910131	2,107,205.456157
C000132774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2030 Lifetime Blend Portfolio (Class R6/JRTJX)
Accumulated Value			1,000,000				1,132,209.06			1,237,509.688097		1,262,343.933517		1,431,205.384038		1,744,405.189317		1,496,249.752892	1,597,382.94949	1,860,222.713557	2,039,564.27407	2,331,975.727031
C000132772 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2030 Lifetime Blend Portfolio (Class R4/JRTIX)
Accumulated Value			10,000				11,315.8412			12,337.602479		12,559.307715		14,216.945055		17,293.370268		14,795.764372	15,738.675206	18,290.215538	19,992.912243	22,813.455722
C000228334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2030 Lifetime Blend Portfolio (Class A/JHAVX)
Accumulated Value			9,500				10,750.04914			11,734.788794		11,963.020109		13,569.079245		16,519.63292		14,109.923317	15,001.080253	17,390.901298	18,993.204511	21,623.693251
C000132767 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2030 Lifetime Blend Portfolio (Class 1/JRTGX)
Accumulated Value			10,000				11,315.8412			12,352.409257		12,592.652747		14,283.241312		17,401.678963		14,921.177343	15,908.581628	18,521.841697	20,299.893492	23,187.463616
C000132775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2035 Lifetime Blend Portfolio (Class 1/JRTKX)
Accumulated Value			10,000				11,439.2151			12,635.812022		12,746.818641		14,581.835866		18,179.149256		15,458.351976	16,685.700139	19,693.810341	21,821.971736	25,439.393881
C000228335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2035 Lifetime Blend Portfolio (Class A/JHAYX)
Accumulated Value			9,500				10,867.254345			12,004.021421		12,109.47771		13,852.744074		17,258.089345		14,619.182171	15,722.245224	18,495.458728	20,422.832196	23,716.658841
C000132780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2035 Lifetime Blend Portfolio (Class R4/JRTMX)
Accumulated Value			10,000				11,439.2491			12,623.236891		12,714.536598		14,513.240094		18,064.83821		15,328.187379	16,494.174236	19,449.212598	21,509.86523	25,014.893682
C000132782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2035 Lifetime Blend Portfolio (Class R6/JRTNX)
Accumulated Value			1,000,000				1,145,588.94			1,266,005.917604		1,277,829.007608		1,462,449.844854		1,824,050.01642		1,551,697.642773	1,674,262.62412	1,978,580.265315	2,193,357.824198	2,558,024.64064
C000132790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2040 Lifetime Blend Portfolio (Class R6/JRTWX)
Accumulated Value			1,000,000				1,152,439.47			1,284,476.096542		1,287,435.118436		1,481,195.61006		1,884,218.611624		1,598,028.452826	1,744,711.260787	2,086,314.158213	2,338,242.017234	2,773,315.295547
C000132788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2040 Lifetime Blend Portfolio (Class R4/JRTVX)
Accumulated Value			10,000				11,528.8212			12,819.621109		12,833.120811		14,726.249447		18,695.885081		15,815.82418	17,220.948815	20,548.075562	22,975.365276	27,176.255503
C000228336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2040 Lifetime Blend Portfolio (Class A/JHBAX)
Accumulated Value			9,500				10,952.404555			12,192.103393		12,222.985869		14,053.904325		17,858.517856		15,082.335357	16,397.609416	19,536.573615	21,810.646218	25,760.366022
C000132783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2040 Lifetime Blend Portfolio (Class 1/JRTTX)
Accumulated Value			10,000				11,528.8469			12,833.793046		12,866.300915		14,793.5835		18,811.219137		15,948.065053	17,390.000583	20,789.799432	23,292.790869	27,618.183404
C000132791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2045 Lifetime Blend Portfolio (Class 1/JRLQX)
Accumulated Value			10,000				11,523.6761			12,845.745167		12,849.429584		14,762.260561		18,978.327338		16,049.761909	17,707.958468	21,378.11844	24,191.188298	29,074.078295
C000228337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2045 Lifetime Blend Portfolio (Class A/JHBEX)
Accumulated Value			9,500				10,947.492295			12,203.457909		12,206.958105		14,024.147534		18,029.410973		15,191.52309	16,698.592365	20,077.550359	22,640.295266	27,108.075665
C000132796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2045 Lifetime Blend Portfolio (Class R4/JRLUX)
Accumulated Value			10,000				11,514.2459			12,822.938508		12,808.83661		14,688.163591		18,845.661515		15,899.433691	17,506.392475	21,073.906231	23,808.076341	28,559.422234
C000132798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2045 Lifetime Blend Portfolio (Class R6/JRLVX)
Accumulated Value			1,000,000				1,152,912.23			1,286,778.436986		1,287,970.701547		1,480,337.755227		1,903,585.830298		1,610,715.247956	1,777,847.555979	2,146,832.207035	2,430,051.092331	2,922,962.461495
C000132806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2050 Lifetime Blend Portfolio (Class R6/JRLZX)
Accumulated Value			1,000,000				1,152,575.52			1,286,389.537872		1,287,837.5108		1,479,628.802245		1,902,132.841321		1,608,579.913546	1,780,851.53542	2,162,587.747146	2,468,336.587051	2,993,226.782552
C000132804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2050 Lifetime Blend Portfolio (Class R4/JRTYX)
Accumulated Value			10,000				11,519.6239			12,837.021567		12,813.933028		14,686.296465		18,842.887431		15,894.509179	17,562.593731	21,278.44727	24,214.097181	29,299.218613
C000228338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2050 Lifetime Blend Portfolio (Class A/JHBFX)
Accumulated Value			9,500				10,952.569			12,207.996817		12,213.811486		14,024.172793		18,033.39083		15,177.002349	16,755.966527	20,252.42049	23,023.23859	27,798.897629
C000132799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2050 Lifetime Blend Portfolio (Class 1/JRLWX)
Accumulated Value			10,000				11,529.02			12,850.522965		12,856.643669		14,762.28715		18,982.516662		16,035.802894	17,771.141999	21,552.319611	24,587.979346	29,816.347604
C000134634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)
Accumulated Value			10,000				11,604.3372			13,076.78068		12,945.231666		14,624.933469		19,013.022199		16,209.680033	17,833.207869	21,479.536597	24,243.374298	29,492.565702
C000134635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Aggressive Portfolio (Class A/JABQX)
Accumulated Value			9,500				11,024.12034			12,422.941646		12,297.970083		13,893.686796		18,038.287912		15,330.327639	16,815.438565	20,170.406607	22,671.673983	27,479.844966
C000134642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)
Accumulated Value			1,000,000				1,160,737.68			1,308,499.064332		1,297,036.834973		1,465,690.080662		1,905,694.933085		1,625,521.226693	1,790,673.094226	2,156,977.56953	2,435,066.334077	2,962,875.143811
C000134651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)
Accumulated Value			1,000,000				1,097,892.04			1,178,919.766228		1,217,350.5936		1,345,131.332519		1,599,457.156388		1,383,813.8161	1,474,191.983376	1,709,036.869483	1,870,124.344274	2,134,000.68457
C000134644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Balanced Portfolio (Class A/JABMX)
Accumulated Value			9,500				10,425.8491			11,181.366387		11,551.861633		12,748.337384		15,151.614173		13,053.697735	13,847.214789	15,988.947299	17,424.769636	19,817.919559
C000134643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)
Accumulated Value			10,000				10,974.578			11,769.859355		12,159.854351		13,419.30251		15,951.97122		13,806.604967	14,689.563311	17,025.240014	18,622.85721	21,258.744986
C000134652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)
Accumulated Value			10,000				10,382.3966			10,545.358074		11,289.215189		12,116.527826		12,996.683554		11,486.301398	11,950.698651	13,284.879907	14,149.537475	15,051.816266
C000134653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Conservative Portfolio (Class A/JABJX)
Accumulated Value			9,500				9,863.27677			10,018.09017		10,724.754429		11,510.701434		12,324.636945		10,860.684648	11,257.724887	12,469.143445	13,232.41837	14,025.947974
C000134660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)
Accumulated Value			1,000,000				1,039,494.02			1,056,221.141972		1,131,097.799445		1,214,432.753204		1,301,911.356211		1,152,169.899461	1,199,240.314404	1,333,564.571699	1,420,927.760363	1,510,742.74268
C000134669 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Growth Portfolio (Class R6/JLGSX)
Accumulated Value			1,000,000				1,128,154.43			1,239,333.688067		1,255,424.130846		1,404,525.331		1,749,540.29302		1,504,403.052469	1,632,487.86818	1,933,371.413316	2,153,409.225881	2,546,599.50581
C000134662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Growth Portfolio (Class A/JABPX)
Accumulated Value			9,500				10,714.42452			11,758.566833		11,907.835372		13,319.70633		16,557.047234		14,195.687615	15,324.200206	18,090.037977	20,061.052899	23,617.840264
C000134661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Growth Portfolio (Class 1/JLGOX)
Accumulated Value			10,000				11,278.3416			12,377.438771		12,534.563549		14,020.743505		17,452.812185		15,009.978365	16,268.977675	19,268.658286	21,451.092037	25,352.035332
C000134670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)
Accumulated Value			10,000				10,661.1007			11,123.277006		11,750.702909		12,754.182268		14,373.10761		12,574.04959	13,212.128413	14,978.619181	16,127.187189	17,746.400004
C000134671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Moderate Portfolio (Class A/JABKX)
Accumulated Value			9,500				10,128.045665			10,567.113156		11,163.167764		12,116.473155		13,630.648207		11,889.381969	12,446.136521	14,059.1303	15,082.501846	16,537.509743
C000134678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)
Accumulated Value			1,000,000				1,067,497.56			1,114,129.472238		1,176,325.326656		1,277,289.341206		1,439,914.803641		1,260,123.29748	1,324,609.893008	1,502,293.421701	1,618,203.411478	1,782,895.448764
C000138487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2055 Lifetime Blend Portfolio (Class R6/JLKYX)
Accumulated Value			1,000,000				1,153,466.5			1,285,997.067134		1,286,746.919164		1,479,110.835483		1,902,149.949966		1,607,153.332062	1,780,285.756913	2,162,529.897017	2,468,218.592419	2,993,948.634278
C000138485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2055 Lifetime Blend Portfolio (Class R4/JLKWX)
Accumulated Value			10,000				11,518.9122			12,834.426918		12,816.867497		14,697.180783		18,851.135375		15,885.112062	17,564.843207	21,275.86617	24,214.268813	29,298.878562
C000228341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2055 Lifetime Blend Portfolio (Class A/JHBJX)
Accumulated Value			9,500				10,951.95093			12,213.670546		12,213.882209		14,019.029022		18,020.323603		15,176.448036	16,737.395495	20,238.213406	23,008.012055	27,805.550697
C000138480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2055 Lifetime Blend Portfolio (Class 1/JLKZX)
Accumulated Value			10,000				11,528.3694			12,856.495312		12,856.718115		14,756.872655		18,981.365532		16,033.71739	17,750.01444	21,550.196859	24,584.738049	29,806.262045
C000167628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2060 Lifetime Blend Portfolio (Class 1/JRODX)
Accumulated Value			10,000				11,535.8975			12,868.967819		12,872.414386		14,773.822658		18,990.708359		16,042.886669	17,771.630757	21,566.595985	24,604.641816	29,838.042487
C000228344 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2060 Lifetime Blend Portfolio (Class A/JHBKX)
Accumulated Value			9,500				10,959.102625			12,225.519428		12,228.793667		14,035.131525		18,030.001958		15,174.048025	16,747.775404	20,258.005125	23,018.860668	27,815.11099
C000167633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2060 Lifetime Blend Portfolio (Class R4/JHIKX)
Accumulated Value			10,000				11,535.8621			12,845.736285		12,840.600688		14,710.467065		18,883.245361		15,917.900574	17,596.522779	21,315.708525	24,271.410748	29,354.022311
C000167635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2060 Lifetime Blend Portfolio (Class R6/JIEHX)
Accumulated Value			1,000,000				1,154,030.57			1,287,984.299123		1,289,041.180399		1,480,330.49594		1,904,844.665014		1,608,820.870262	1,783,216.634305	2,164,787.475168	2,472,049.832637	2,997,371.126048
C000221528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2065 Lifetime Blend Portfolio (Class R6/JAAKX)
Accumulated Value		$ 1,000,000			$ 1,364,370.8				$ 1,152,631.244013		$ 1,276,940.690996		$ 1,550,918.493466		$ 1,770,751.170981		$ 2,147,758.314415
C000228345 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2065 Lifetime Blend Portfolio (Class A/JHBLX)
Accumulated Value		9,500			12,959.49644				10,903.81472		12,028.712763		14,544.641211		16,541.267596		19,990.857811
C000221529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2065 Lifetime Blend Portfolio (Class 1/JAAFX)
Accumulated Value		10,000			13,641.5752				11,530.202445		12,765.867376		15,496.99283		17,685.238884		21,439.618793
C000259692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2070 Lifetime Blend Portfolio (Class 1/JHOBX)
Accumulated Value	$ 10,000			$ 11,520				$ 13,980.53641
C000259693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2070 Lifetime Blend Portfolio (Class A/JHOAX)
Accumulated Value	9,500			10,934.5				13,221.444989
C000259691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2070 Lifetime Blend Portfolio (Class R6/JHODX)
Accumulated Value	1,000,000			1,152,000				1,399,447.59552
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,049.2106			9,943.773378		10,955.313072		11,664.488502		11,654.653122		10,312.510844	10,189.458871	10,932.953218	11,275.83042	11,489.025816
Bloomberg U S Aggregate Bond C000132758 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,004,921.06			994,377.337796		1,095,531.307198		1,166,448.850207		1,165,465.312201		1,031,251.0844	1,018,945.887086	1,093,295.321818	1,127,583.041975	1,148,902.581549
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	10,000	10,000	10,000	11,832.5074	13,834.0945		11,623.4067	14,243.949098	12,280.856323	13,908.750015	14,238.979302	14,315.103326	18,102.778593	17,455.368033	20,977.428147	22,895.454097	25,252.586678	20,324.841803	23,565.539253	29,960.134815	34,717.685581	41,793.081509
Standard And Poors 500 C000167635 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,162,340.67			1,390,875.001483		1,431,510.332629		1,745,536.803329		2,289,545.409746		2,032,484.180367	2,356,553.925378	2,996,013.481582	3,471,768.558244	4,179,308.15103
Standard And Poor s 500 C000221528 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,383,409.45				1,228,085.632251		1,423,897.930098		1,810,277.859135		2,097,742.814465		2,525,258.6675
Standard And Poor s 500 C000259691 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			1,183,250.74				1,424,394.909808
John Hancock 2010 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2010 Lifetime Index
Accumulated Value			10,000				10,686.6505			11,217.951329		11,919.282277		12,887.714784		14,448.148464		13,021.541463	13,608.607373	15,260.217776	16,368.837499	17,806.685351
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2010 Index
Accumulated Value			10,000				10,635.32			11,207.094159		11,702.70851		12,774.136295		14,162.538646		12,708.160077	13,379.023593	15,016.162264	16,168.10658	17,540.937923
John Hancock 2010 Lifetime C000132742 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,068,665.05			1,121,795.132912		1,191,928.227762		1,288,771.478483		1,444,814.84653		1,302,154.146443	1,360,860.737434	1,526,021.777745	1,636,883.750048	1,780,668.535307
S And P Target Date 2010 C000132742 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,063,532			1,120,709.415948		1,170,270.851041		1,277,413.629591		1,416,253.864741		1,270,816.007838	1,337,902.359475	1,501,616.226627	1,616,810.658238	1,754,093.792539
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2015 Index
Accumulated Value			10,000				10,765.0092			11,445.4087		11,890.65158		13,005.413483		14,656.924642		13,111.943639	13,834.536035	15,602.035805	16,830.546189	18,385.910147
John Hancock 2015 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2015 Lifetime Index
Accumulated Value			10,000				10,763.0024			11,397.643913		12,098.655888		13,190.326925		15,007.899104		13,393.848631	14,044.419468	15,865.868318	17,068.895086	18,797.210325
S And P Target Date 2015 C000132749 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,076,500.92			1,144,540.869993		1,189,065.157975		1,300,541.348288		1,465,692.46418		1,311,194.363837	1,383,453.603407	1,560,203.58044	1,683,054.618843	1,838,591.014623
John Hancock 2015 Lifetime C000132749 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,076,300.24			1,139,764.391282		1,209,865.58877		1,319,032.692441		1,500,789.910283		1,339,384.863015	1,404,441.94676	1,586,586.831719	1,706,889.508514	1,879,721.032421
John Hancock 2020 Lifetime C000132758 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,092,993.3			1,176,214.673327		1,243,618.525581		1,371,443.134434		1,584,604.991088		1,400,144.705283	1,473,021.285095	1,676,221.330727	1,808,361.244195	2,016,575.234507
S And P Target Date 2020 C000132758 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,088,919.26			1,167,054.607055		1,207,547.830733		1,322,291.005988		1,504,653.196553		1,336,923.651632	1,421,266.72892	1,616,549.417044	1,751,502.955256	1,926,249.634441
John Hancock 2020 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2020 Lifetime Index
Accumulated Value			10,000				10,929.933			11,762.146733		12,436.185256		13,714.431345		15,846.049912		14,001.447054	14,730.212852	16,762.213308	18,083.612443	20,165.752346
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2020 Index
Accumulated Value			10,000				10,889.1926			11,670.546071		12,075.478308		13,222.910061		15,046.531967		13,369.236518	14,212.667291	16,165.494172	17,515.029554	19,262.496346
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2025 Index
Accumulated Value			10,000				11,014.2015			11,952.154599		12,267.777536		13,528.873293		15,823.087856		13,987.533872	14,988.618734	17,132.407897	18,688.746669	20,853.037158
John Hancock 2025 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2025 Lifetime Index
Accumulated Value			10,000				11,102.2109			12,150.267492		12,755.781176		14,310.71881		17,013.143788		14,842.633614	15,718.098602	18,055.533116	19,537.852121	22,067.125158
S And P Target Date 2025 C000132766 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,101,420.15			1,195,215.459872		1,226,777.753564		1,352,887.329276		1,582,308.785563		1,398,753.387179	1,498,861.873361	1,713,240.789612	1,868,874.666774	2,085,303.71564
John Hancock 2025 Lifetime C000132766 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,110,221.09			1,215,026.749153		1,275,578.117508		1,431,071.880891		1,701,314.378642		1,484,263.361278	1,571,809.86007	1,805,553.311409	1,953,785.211892	2,206,712.515573
John Hancock 2030 Lifetime C000132774 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,128,849.39			1,253,850.608158		1,303,479.26908		1,482,039.296548		1,807,497.853022		1,556,714.864356	1,667,033.035501	1,945,330.814503	2,126,408.684669	2,450,154.151741
S And P Target Date 2030 C000132774 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,112,594.02			1,222,619.265957		1,243,185.702654		1,379,645.323946		1,655,232.9955		1,451,297.730068	1,576,248.398202	1,829,321.352002	2,011,230.896566	2,282,126.522422
John Hancock 2030 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2030 Lifetime Index
Accumulated Value			10,000				11,288.4939			12,538.506082		13,034.792691		14,820.392966		18,074.978531		15,567.148644	16,670.330355	19,453.308145	21,264.086847	24,501.541518
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2030 Index
Accumulated Value			10,000				11,125.9402			12,226.19266		12,431.857027		13,796.45324		16,552.329956		14,512.977302	15,762.483983	18,293.213521	20,112.308967	22,821.265226
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2035 Index
Accumulated Value			10,000				11,238.8449			12,489.047825		12,583.238225		14,054.690645		17,351.13457		15,072.439217	16,593.488137	19,555.813725	21,736.827282	25,138.626623
John Hancock 2035 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2035 Lifetime Index
Accumulated Value			10,000				11,449.072			12,888.613283		13,217.695153		15,160.79045		18,957.994319		16,201.813046	17,547.813013	20,761.635128	22,931.417836	26,921.013528
S And P Target Date 2035 C000132782 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,123,884.49			1,248,904.782531		1,258,323.822576		1,405,469.064578		1,735,113.457079		1,507,243.921751	1,659,348.813706	1,955,581.372528	2,173,682.728278	2,513,862.66236
John Hancock 2035 Lifetime C000132782 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,144,907.2			1,288,861.328255		1,321,769.515223		1,516,079.04496		1,895,799.431809		1,620,181.304493	1,754,781.301148	2,076,163.512649	2,293,141.783472	2,692,101.352664
John Hancock 2040 Lifetime C000132790 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,318,731.706186		1,335,093.962142		1,542,807.98758		1,971,318.539984		1,679,473.799639	1,841,309.372909	2,205,445.885906	2,466,495.384875	2,942,639.863123
S And P Target Date 2040 C000132790 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,131,613.13			1,267,204.938979		1,269,469.915743		1,423,522.628958		1,792,327.505087		1,547,873.265067	1,724,789.111601	2,060,031.955763	2,311,551.042394	2,722,620.590375
John Hancock 2040 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2040 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,187.317062		13,350.939622		15,428.079876		19,713.1854		16,794.737997	18,413.09373	22,054.45886	24,664.95385	29,426.398633
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2040 Index
Accumulated Value			10,000				11,316.1313			12,672.04939		12,694.699158		14,235.22629		17,923.275051		15,478.732651	17,247.891116	20,600.319558	23,115.510424	27,226.205904
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2045 Index
Accumulated Value			10,000				11,379.7569			12,787.231862		12,765.040772		14,346.121275		18,268.063479		15,721.627325	17,665.440052	21,267.572728	24,040.859958	28,688.850825
John Hancock 2045 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2045 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,200.73114		13,310.003624		15,428.525223		19,985.099771		16,974.368273	18,806.334098	22,765.386945	25,745.911766	31,157.09842
S And P Target Date 2045 C000132798 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,137,975.69			1,278,723.186202		1,276,504.077197		1,434,612.127499		1,826,806.347876		1,572,162.732524	1,766,544.005197	2,126,757.272819	2,404,085.995843	2,868,885.082552
John Hancock 2045 Lifetime C000132798 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,320,073.113956		1,331,000.362376		1,542,852.522275		1,998,509.977087		1,697,436.827266	1,880,633.409772	2,276,538.694491	2,574,591.176555	3,115,709.841958
John Hancock 2050 Lifetime C000132806 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,320,073.113956		1,331,000.362376		1,542,852.522275		1,998,531.006167		1,696,089.052133	1,885,988.966073	2,295,056.295136	2,615,441.449072	3,202,069.247296
S And P Target Date 2050 C000132806 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,143,770.45			1,289,295.246655		1,283,438.816391		1,444,104.898188		1,850,292.326395		1,589,728.610115	1,792,726.525007	2,168,584.154206	2,456,514.662404	2,945,751.862575
John Hancock 2050 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2050 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,200.73114		13,310.003624		15,428.525223		19,985.310062		16,960.890522	18,859.889661	22,950.562952	26,154.414491	32,020.692473
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2050 Index
Accumulated Value			10,000				11,437.7045			12,892.952467		12,834.388164		14,441.048982		18,502.923264		15,897.286101	17,927.26525	21,685.841542	24,565.146624	29,457.518626
Morningstar U S Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Aggressive Target Allocation Index
Accumulated Value			10,000				11,539.2625			13,225.55101		13,354.865554		15,663.386679		20,119.085754		17,228.312741	19,606.492837	24,142.5324	27,794.304328	33,182.565699
John Hancock Lifestyle Aggressive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Aggressive Index
Accumulated Value			10,000				11,517.3015			13,113.768562		13,190.146822		15,016.65359		19,549.254781		16,771.760197	18,574.368018	22,479.174193	25,499.837952	31,340.210422
Morningstar U S Aggressive Target Allocation C000134642 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,153,926.25			1,322,555.100994		1,335,486.555426		1,566,338.667913		2,011,908.575459		1,722,831.274182	1,960,649.283809	2,414,253.240183	2,779,430.433044	3,318,256.570215
John Hancock Lifestyle Aggressive C000134642 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,151,730.15			1,311,376.856189		1,319,014.682185		1,501,665.359012		1,954,925.478145		1,677,176.019718	1,857,436.801847	2,247,917.419382	2,549,983.795321	3,134,021.042371
John Hancock Lifestyle Balanced C000134651 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,097,404.69			1,190,453.491002		1,246,765.357728		1,393,433.275954		1,657,657.905204		1,439,536.199838	1,533,284.094665	1,779,701.539411	1,951,459.538347	2,242,762.62666
Morningstar U S Moderate Target Allocation C000134651 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,098,851.67			1,205,575.594585		1,258,732.725827		1,431,927.690205		1,690,039.228913		1,478,147.822724	1,609,286.289075	1,894,283.101925	2,105,740.087138	2,382,390.450965
John Hancock Lifestyle Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Balanced Index
Accumulated Value			10,000				10,974.0469			11,904.53491		12,467.653577		13,934.332759		16,576.579051		14,395.361997	15,332.840945	17,797.015392	19,514.595381	22,427.626264
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Moderate Target Allocation Index
Accumulated Value			10,000				10,988.5167			12,055.755946		12,587.327258		14,319.276902		16,900.392289		14,781.478227	16,092.86289	18,942.831018	21,057.40087	23,823.904508
Morningstar US Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Conservative Target Allocation Index
Accumulated Value			10,000				10,384.2047			10,740.744084		11,568.219279		12,514.131168		13,338.675633		11,842.746095	12,225.494293	13,610.10573	14,518.793694	15,440.432489
John Hancock Lifestyle Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Conservative Index
Accumulated Value			10,000				10,476.8748			10,754.729063		11,508.969182		12,410.518874		13,388.988383		11,959.381826	12,336.293943	13,689.456474	14,619.12745	15,581.527854
Morningstar U S Conservative Target Allocation C000134660 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,038,420.47			1,074,074.408385		1,156,821.927844		1,251,413.116763		1,333,867.563212		1,184,274.609449	1,222,549.429249	1,361,010.572986	1,451,879.369379	1,544,043.248905
John Hancock Lifestyle Conservative C000134660 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,047,687.48			1,075,472.906305		1,150,896.918207		1,241,051.887373		1,338,898.838225		1,195,938.182553	1,233,629.394233	1,368,945.647353	1,461,912.744925	1,558,152.785365
John Hancock Lifestyle Growth C000134669 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,129,382.31			1,260,107.668635		1,287,107.189182		1,453,468.14879		1,822,889.186056		1,575,890.289848	1,719,911.124062	2,045,722.728636	2,291,341.077873	2,736,081.19281
Morningstar U S Moderately Aggressive Target Allocation C000134669 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,128,890.16			1,263,851.439609		1,295,402.757765		1,494,831.735209		1,843,871.492319		1,590,662.097778	1,773,627.719256	2,135,501.621322	2,421,110.441763	2,823,080.677722
John Hancock Lifestyle Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Growth Index
Accumulated Value			10,000				11,293.8231			12,601.076686		12,871.071891		14,534.681487		18,228.891859		15,758.902897	17,199.111239	20,457.227284	22,913.410776	27,360.811925
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Moderately Aggressive Target Allocation Index
Accumulated Value			10,000				11,288.9016			12,638.514396		12,954.027578		14,948.317352		18,438.714923		15,906.620978	17,736.277193	21,355.016214	24,211.104419	28,230.806779
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar U.S. Moderately Conservative Target Allocation Index
Accumulated Value			10,000				10,669.6734			11,292.315528		11,985.764768		13,251.014458		14,797.566195		13,016.817461	13,774.131475	15,734.494517	17,121.515541	18,762.448097
John Hancock Lifestyle Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock Lifestyle Moderate Index
Accumulated Value			10,000				10,707.4466			11,293.610345		11,998.25314		13,182.900664		14,919.139567		13,117.245127	13,724.096633	15,568.429533	16,812.82298	18,611.847327
Morningstar U S Moderately Conservative Target Allocation C000134678 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,066,967.34			1,129,231.552835		1,198,576.476801		1,325,101.445849		1,479,756.619542		1,301,681.746105	1,377,413.147522	1,573,449.451697	1,712,151.554118	1,876,244.809682
John Hancock Lifestyle Moderate C000134678 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,070,744.66			1,129,361.034539		1,199,825.314035		1,318,290.066416		1,491,913.956763		1,311,724.512799	1,372,409.663438	1,556,842.953501	1,681,282.298175	1,861,184.732868
John Hancock 2055 Lifetime C000138487 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,320,073.113956		1,331,000.362376		1,542,852.522275		1,998,531.006167		1,696,089.052133	1,885,988.966073	2,295,056.295136	2,615,441.449072	3,201,967.820476
S And P Target Date 2055 C000138487 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,147,615.08			1,294,734.972319		1,288,184.105358		1,449,500.077357		1,861,920.594347		1,599,034.759525	1,804,587.38385	2,184,454.670325	2,480,885.343844	2,987,557.103412
John Hancock 2055 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2055 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,200.73114		13,310.003624		15,428.525223		19,985.310062		16,960.890522	18,859.889661	22,950.562952	26,154.414491	32,019.678205
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2055 Index
Accumulated Value			10,000				11,476.1508			12,947.349723		12,881.841053		14,495.000773		18,619.205943		15,990.347595	18,045.873838	21,844.546703	24,808.853438	29,875.571034
John Hancock 2060 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2060 Lifetime Index
Accumulated Value			10,000				11,578.0332			13,200.73114		13,310.003624		15,428.525223		19,985.310062		16,960.890522	18,859.889661	22,950.562952	26,154.414491	32,019.678205
S And P Target Date 2060 C000167635 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,150,411.51			1,301,108.906481		1,294,556.574072		1,459,275.318224		1,872,856.05143		1,607,561.159776	1,815,767.851414	2,198,660.180068	2,496,612.361914	3,006,346.90622
John Hancock 2060 Lifetime C000167635 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,157,803.32			1,320,073.113956		1,331,000.362376		1,542,852.522275		1,998,531.006167		1,696,089.052133	1,885,988.966073	2,295,056.295136	2,615,441.449072	3,201,967.820476
John Hancock 2065 Lifetime C000221528 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,347,415.4				1,143,508.157523		1,271,539.230202		1,547,333.609731		1,763,338.209616		2,158,775.990114
S And P Target Date 2060 C000221528 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,332,258.48				1,143,540.629081		1,291,648.717963		1,564,019.651856		1,775,968.306744		2,138,568.608397
John Hancock 2065 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2065 Lifetime Index
Accumulated Value		10,000			13,474.154				11,435.081575		12,715.392302		15,473.336097		17,633.382096		21,587.759901
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2060+ Index
Accumulated Value		$ 10,000	$ 10,000		$ 13,322.5848		$ 11,504.1151		$ 11,435.406291	$ 13,011.089065	$ 12,916.48718	$ 12,945.565741	$ 15,640.196519	$ 14,592.753183	$ 17,759.683068	$ 18,728.560515	$ 21,385.686085	$ 16,075.611598	$ 18,157.678514	$ 21,986.601801	$ 24,966.12362	$ 30,063.469063
S And P Target Date 2065 C000259691 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			1,152,714.33				1,390,394.088448
John Hancock 2070 Lifetime C000259691 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			1,163,304.44				1,424,181.521486
S And P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2065+ Index
Accumulated Value	10,000			11,527.1433				13,903.940884
John Hancock 2070 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2070 Lifetime Index
Accumulated Value	$ 10,000			$ 11,633.0444				$ 14,241.815215